Schedule of remaining contractual obligations (Details) - CAD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Short-term loans	$ 4,734	$ 1,310
Long-term debt	62,960
Lease liabilities	10,540
Trade and other payable	21,786	$ 4,690
Total	100,020
Later than one year [member]
IfrsStatementLineItems [Line Items]
Short-term loans	4,734
Long-term debt	6,453
Lease liabilities	1,098
Trade and other payable	21,786
Total	34,071
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Short-term loans
Long-term debt	9,492
Lease liabilities	910
Trade and other payable
Total	10,402
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Short-term loans
Long-term debt	18,670
Lease liabilities	1,757
Trade and other payable
Total	20,427
Later than five years [member]
IfrsStatementLineItems [Line Items]
Short-term loans
Long-term debt	28,345
Lease liabilities	6,775
Trade and other payable
Total	$ 35,120